PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost		$ 506,507	$ 476,319
Accumulated depreciation		285,357	253,436
Depreciated cost		221,150	222,883
Depreciation expense		32,394	28,829	$ 28,587
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	325,188	304,679
Accumulated depreciation		207,365	185,133
Investment grants received		8,704
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost		32,362	26,807
Accumulated depreciation		21,278	18,571
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		5,150	4,533
Accumulated depreciation		3,664	3,362
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		142,868	139,361
Accumulated depreciation		52,896	46,226
Prepaid Expenses Related to Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	939	939
Accumulated depreciation		$ 154	$ 144
Operating lease term		49 years
Operating lease renewal term		49 years

[1]	Presented net of investment grants received in the total amount of $8,704.
[2]	Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term). See also Note 14d.